OTHER (EXPENSE) INCOME, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
OTHER (EXPENSE) INCOME, NET [Abstract]
Foreign currency exchange gain (loss) , net	$ (826)		$ 397,621		$ (10,649,047)
Convertible notes repurchase gain			10,348,750		7,440,000
Government grants	1,921,965		889,239		565,076
Gain on disposal of subsidiaries (Note (a))	2,196,198	[1]		[1]		[1]
Compensation in relation to dispute settlement (Note (b))	1,790,214	[2]		[2]		[2]
Forgiveness of interest owe to a related party	2,436,882
Others	630,354		(148,672)		744,162
Other (expense) income, net	$ 8,974,787		$ 11,486,938		$ (1,899,809)

[1]	The gain on disposal of subsidiaries for the year ended December 31, 2013 arose from disposal of the Company's wholly owned subsidiaries, Jinchang New Sunshine Solar Power Co., Ltd ("Jinchang New Sunshine") and Hami Huiteng Solar Power Co., Ltd ("Hami Huiteng"). Jinchang New Sunshine and Hami Huiteng were mainly engaged in photovoltaic project's engineering and sales, and were on their pre-operating stage. During the current year, the Company entered into sale agreements with Changzhou Guangyu New Energy Co., Ltd. and Changzhou Dinghui New Energy Co., Ltd. to dispose of its 100% equity interest in Jinchang New Sunshine and Hami Huiteng, respectively. The disposals were completed on December 10, 2013. The amount of the consideration for disposal of Jinchang New Sunshine was $1.9 million, of which $1.6 million has been collected. The carrying amount of net assets on the date of disposal was $0.4 million. The Company recorded a disposal gain of US$1.5 million in Other (expense) income, net. The amount of the consideration for disposal of Hami Huiteng was $4.3 million, of which $2.7 million has been collected. The carrying amount of net assets on the date of disposal was $3.6 million. The Company recorded a disposal gain of US$0.7 million in Other (expense) income, net. The disposals did not constitute discontinued operations as the Company will continuously be the sole material provider of Jinchang New Sunshine and Hami Huiteng, for the construction of the photovoltaic projects, and therefore, significant cash inflows are expected to be received by the Company as a result of such continuation of activities with Jinchang New Sunshine and Hami Huiteng after the disposal transaction.
[2]	The compensation in relation to dispute settlement is the compensation payment from a supplier due to its failure to provide the Company with solar modules pursuant to the agreement.